Acquisition [Tables]	12 Months Ended
Mar. 31, 2011
Acquisition (Tables) [Abstract]
Assets and liabilities acquired purchase price allocation for non controlling interest

Millions of yen
Consideration
Cash and cash equivalents	¥1,684

Fair value of total consideration transferred	1,684

Fair value of Komatsu’s equity interest in KACF held before the business combination	696

¥2,380

Recognized amounts of identifiable assets and liabilities assumed Current assets	¥34,478
Property, plant and equipment	15,692
Intangible assets	2
Other assets	232
Total assets acquired	50,404

Current liabilities	(33,174)
Long-term liabilities	(13,999)
Total liabilities assumed	(47,173)

Net assets acquired	3,231
Noncontrolling interest	(1,587)
Goodwill	736

¥2,380